Investment in Equity Investee (Tables)	12 Months Ended
Mar. 31, 2022
Investment in Equity Investee [Abstract]
Schedule of Investment in Equity Investee	Investment in equity investee, consists of the following:
	As of March 31,
	2021	2022	2022
	(INR)	(INR)	(US$)
	(In million)
Investment in associate	0	96	1.3
Total	0	96	1.3